Regulatory Matters, Commitments, Contingencies and Environmental Matters (Liabilities Related to Environmental Matters) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Environmental Remediation Obligations [Abstract]
Accrued Environmental Loss Contingencies, Current	$ 41	$ 47
Accrued Environmental Loss Contingencies, Noncurrent	360	356
Accrual for Environmental Loss Contingencies	$ 401	$ 403